Cover Document	Feb. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 03, 2026
Entity Registrant Name	Corteva, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38710
Entity Tax Identification Number	82-4979096
Entity Address, Address Line One	9330 Zionsville Road
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46268
City Area Code	833
Local Phone Number	267-8382
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CTVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001755672
Document Information [Line Items]
Document Period End Date	Feb. 03, 2026
Entity Address, Address Line One	9330 Zionsville Road
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46268
Entity Registrant Name	Corteva, Inc.
Other Address
Cover [Abstract]
Entity Address, Address Line One	1000 N. West Street, Suite 900,
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Document Information [Line Items]
Entity Address, Address Line One	1000 N. West Street, Suite 900,
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801